CONTINGENCIES (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended
	Jul. 25, 2025	Oct. 22, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Professional fees expense		$ 457,477.91	$ 947,000	$ 225,000	$ 1,363,000	$ 571,000
Settlement claims per month	$ 8,333
Settlement claims total	200,000
Adjustments for change in reserve for claims	$ 254,000
Balance of contingencies